Benefit Plans - Summary of Changes in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 903
Ending balance	1,597	$ 903
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(48,981)
Ending balance	(56,421)	(48,981)
Defined Benefit Pension Plan | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	48,981	36,642
Interest income	718	865
Return on plan assets	4,731	(1,312)
Contributions by participants and employer	8,965	9,472
Other	302	4,754
Benefits paid	(3,530)	(5,619)
Translation differences	(3,746)	4,179
Ending balance	$ 56,421	$ 48,981